Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-43228
Entity Registrant Name	NICOLA MINING INC.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1000
Entity Address, Address Line One	Suite 1212 – 1030 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
Entity Address, Country	CA
City Area Code	778
Local Phone Number	385-1213
Title of 12(b) Security	American Depository Shares
Trading Symbol	NICM
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	210,614,380
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Entity Central Index Key	0001526475
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.